Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Containers, cost	$ 6,483,251	$ 5,744,643
Containers, accumulated depreciation	(1,789,718)	(1,619,591)
Containers, net book value	4,693,533	4,125,052
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	1,542,819	1,532,753
Containers, accumulated depreciation	(461,938)	(428,913)
Containers, net book value	1,080,881	1,103,840
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Containers, cost	143,250	144,881
Containers, accumulated depreciation	(55,252)	(55,154)
Containers, net book value	87,998	89,727
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	3,379,715	2,717,384
Containers, accumulated depreciation	(756,551)	(672,416)
Containers, net book value	2,623,164	2,044,968
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	27,902	27,880
Containers, accumulated depreciation	(13,730)	(12,747)
Containers, net book value	14,172	15,133
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	19,738	20,164
Containers, accumulated depreciation	(9,313)	(8,493)
Containers, net book value	10,425	11,671
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,006	2,605
Containers, accumulated depreciation	(777)	(1,742)
Containers, net book value	229	863
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,166,053	1,103,817
Containers, accumulated depreciation	(446,240)	(398,721)
Containers, net book value	719,813	705,096
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	16,355	17,228
Containers, accumulated depreciation	(5,166)	(5,132)
Containers, net book value	11,189	12,096
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	48,487	49,167
Containers, accumulated depreciation	(18,976)	(18,275)
Containers, net book value	29,511	30,892
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	13,128	13,253
Containers, accumulated depreciation	(2,022)	(1,790)
Containers, net book value	11,106	11,463
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	21,673	22,271
Containers, accumulated depreciation	(4,839)	(4,738)
Containers, net book value	16,834	17,533
Tank containers
Property, Plant and Equipment [Line Items]
Containers, cost	103,125	93,240
Containers, accumulated depreciation	(14,914)	(11,470)
Containers, net book value	$ 88,211	$ 81,770